UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

Semiannual Report
2.29.08

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)					SEC 30-
											day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	2-29-08

A	1-5-90	–7.13%	2.28%	3.24%	—	–5.70%	–7.13%	11.91%	37.54%	—	3.91%

B	12-31-91	–8.11	2.12	3.10	—	–6.45	–8.11	11.05	35.70	—	3.30

C	4-1-99	–4.38	2.46	—	2.84%	–2.58	–4.38	12.91	—	28.31%	3.31

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.03%, Class B — 1.78%, Class C — 1.78% . The expenses, excluding interest expense, are as follows: Class A — 0.95%, Class B — 1.70%, Class C — 1.70% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Tax-Free Bond Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Tax-Free Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	2-28-98	$13,570	$13,570	$15,837

C [2]	4-1-99	12,831	12,831	14,900

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 29, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | Tax-Free Bond Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[1]

Class A	$1,000.00	$987.70	$5.07

Class B	1,000.00	983.90	8.83

Class C	1,000.00	983.90	8.83

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Tax-Free Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[1]

Class A	$1,000.00	$1,019.80	$5.15

Class B	1,000.00	1,016.00	8.97

Class C	1,000.00	1,016.00	8.97

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.03%, 1.78% and 1.78% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Semiannual report | Tax-Free Bond Fund

Portfolio summary

Top 10 holdings[1]

Foothill/Eastern Transportation Corridor Agency, 01-01-16, 6.000%	4.3%

Foothill/Eastern Transportation Corridor Agency, 01-01-19, Zero	4.2%

Puerto Rico, Commonwealth of, 07-01-11, 7.720%	3.9%

Madera, County of, 03-15-15, 6.500%	3.4%

South Dakota Educational Enhancement Funding Corp, 06-01-32, 6.500%	2.3%

San Bernardino, County of, 08-01,17, 5.500%	2.3%

Alabama St Pub Inverse Fltr 12-01-15, 6.300%	2.3%

San Joaquin Hills Transportation Corridor Agency, 01-15-17, 5.650%	2.2%

Port Auth of New York & New Jersey, 10-01-19, 6.750%	2.0%

Massachusetts, Commonwealth of, 12-01-24, 5.500%	2.0%

Sector distribution[1]

General obligation bonds	8%	Industrial development	3%

Revenue bonds		Water & sewer	2%

Transportation	18%	Special tax	2%

Health	12%	Sales tax	1%

Tobacco	7%	Economic development	1%

Electric	6%	Housing	1%

Pollution	4%	Correctional facilities	1%

Education	4%	Other	30%

1 As a percentage of net assets on February 29, 2008.

Tax-Free Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 101.47%					$435,493,052

(Cost $421,097,910)

Alabama 2.27%					9,730,600

Alabama St Pub Sch &
College Auth,
Rev Bond Drivers Ser 2403 (M)(P)	6.300%	12-01-15	AA	$10,000	9,730,600

Arizona 0.48%					2,054,578

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial
Hosp (G)(H)	Zero	06-01-21	D	2,150	43,000

Maricopa County Industrial
Development Auth,
Rev Mtg Back Secs Prog Ser 1998B	6.200	12-01-30	Aaa	280	282,808

Navajo County Industrial
Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	990,500

Phoenix Civic Improvement Corp
District,
Rev Conc Cap Apprec Civic Plaza
Ser 2005B (Zero to 07-01-13 then
5.500%) (O)	Zero	07-01-28	AA	1,000	738,270

California 23.63%					101,437,731

California Pollution Control
Financing Auth,
Rev Ref Waste Management	5.000	01-01-22	BBB	3,000	2,676,240

California State Kindergarten University,
California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	1,400	1,359,134
Daily Kindergarten Univ
2007A4 (P)	3.680	05-01-34	AA	900	900,000
Gen Oblig Unltd Econ Recovery
Ser C-5 (P)	3.680	07-01-23	AA+	100	100,000

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB–	5,000	1,721,000
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-19	AAA	30,000	17,865,000
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	17,500	18,450,950

See notes to financial statements

Semiannual report | Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Madera, County of,
Rev Cert of Part Valley
Childrens Hosp	6.500%	03-15-15	AAA	$13,185	$14,580,105

Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,750	1,773,608

Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	4,000	3,645,160

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr
Fin Proj	5.500	08-01-17	AAA	9,130	9,731,302
Rev Ref Cert of Part Med Ctr
Fin Proj	5.500	08-01-22	A+	2,500	2,527,200

San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	25	23,604

San Joaquin Hills Transportation
Corridor Agency,
Rev Toll Rd Conv Cap Apprec
Ser 1997A (Zero to 1-15-07, then
5.650%) (O)	5.650	01-15-17	BB–	10,000	9,394,100
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	5,940,625
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	4,036,500
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,332,343
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,118,460

Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	2,000	2,262,400
Colorado 1.04%					4,444,500

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB–	7,000	1,069,950

Northwest Parkway Public
Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06-15-41	CCC	3,000	3,374,550

Delaware 0.74%					3,167,280

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4-1 (S)	5.750	04-30-15	Aaa	3,000	3,167,280

Florida 5.49%					23,559,652

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,517,385
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,011,410

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	3,500	3,972,255
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	900	934,614

See notes to financial statements

Tax-Free Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Florida (continued)

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950%	10-01-33	AAA	$3,000	$3,716,310

Crossings at Fleming Island
Community Development District,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB–	1,000	1,007,170

Hernando, County of,
Rev Criminal Justice Complex	7.650	07-01-16	A	500	619,070

Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	1,000	908,470

Orange County School Board,
Rev Ref Cert of Part Ser 1997A	Zero	08-01-13	Aaa	5,000	4,024,750

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)	6.950	05-01-33	AA	2,500	2,757,500

Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub
Ser 1989D	6.750	10-01-17	AA	2,200	2,552,088

Stoneybrook West Community
Development District,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BBB	410	419,266
Rev Spec Assessment Ser 2000B (G)	6.450	05-01-10	BBB	120	119,364

Georgia 5.28%					22,666,131

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,000	867,660

Georgia Municipal Electric Auth,
Rev Preref Ser 1993Z	5.500	01-01-20	A+	150	163,149
Rev Preref Ser 1998Y	6.500	01-01-17	AAA	60	69,052
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,078,320
Rev Ref Pwr Ser 1993C	5.700	01-01-19	A+	5,000	5,436,850
Rev Ref Pwr Ser 1994EE	7.250	01-01-24	AAA	2,000	2,431,260
Rev Ref Pwr Ser 1998Y	6.500	01-01-17	AAA	145	166,364
Rev Unref Bal Ser 1993Z	5.500	01-01-20	A+	5,690	6,117,205
Rev Unref Bal Ser 1998Y	6.500	01-01-17	AAA	4,635	5,238,431

Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,097,840

Illinois 7.77%					33,367,434

Chicago Board of Education,
Rev Ref Ser 2005A	5.500	12-01-26	AAA	5,290	5,433,359
Gen Oblig Unltd Cap App Sch
Reform Ser 1999A	Zero	12-01-18	AA–	5,440	3,089,539
Gen Oblig Unltd Cap Apprec
City Colleges	Zero	01-01-16	AA–	2,850	1,960,515

See notes to financial statements

Semiannual report | Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Illinois (continued)

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750%	06-01-22	BBB+	$3,000	$3,078,630

Illinois Development
Finance Auth,
Rev Ref Commonwealth Edison
Co Proj	5.850	$01-15-14	AAA	3,000	3,295,740

Kane County Community School
District No 304,
Gen Oblig Unltd Cap Apprec
Ser 2004A	Zero	01-01-17	AA	4,705	3,017,269

Lake County Community Unit School
District No 95
Gen Oblig Unltd Cap Apprec
Lake Zurich	Zero	12-01-18	AA	3,000	1,710,930

Lake County Community Unit School
District No 24
Gen Oblig Unltd Cap
Apprec Millburn	Zero	01-01-22	A	2,440	1,095,658

Metropolitan Pier &
Exposition Auth,
Rev Cap Apprec McCormick Pl Expn
Ser 1993A	Zero	06-15-15	A	1,500	1,086,150
Rev Ref Cap Apprec McCormick Proj	Zero	06-15-15	AAA	1,000	725,650
Rev Ref Cap Apprec McCormick Proj
Ser 1996A	Zero	12-15-16	AAA	2,330	1,549,869

Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec
Serv Area No. 1 (G)	6.700	03-01-33	AA	1,000	1,132,790

Southern Illinois University,
Rev Cap Apprec Housing & Auxiliary
Sys Ser 1993A	Zero	04-01-15	AAA	1,000	730,870

Will County Community Unit School
District No 365,
Gen Oblig Cap Apprec Comp Int
Ser 1997B	Zero	11-01-14	AAA	3,510	2,670,864
Gen Oblig Unltd Cap Apprec	Zero	11-01-21	AAA	5,780	2,789,601

Indiana 0.21%					891,060

Vanderburgh County Redevelopment
Commission,
Rev Dist Tax Increment	5.000	02-01-26	A–	1,000	891,060

Kentucky 1.29%					5,533,952

Kentucky Economic Development
Finance Auth,
Rev Preref Norton Healthcare
Ser 2000C	6.100	10-01-21	AAA	1,770	2,016,773
Rev Unref Bond Balance Norton
Ser 2000C	6.100	10-01-21	AAA	3,230	3,517,179

See notes to financial statements

Tax-Free Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Louisiana 0.88%					$3,783,902

Jefferson Parish Home
Mortgage Auth,
Rev Ref Single Family Mtg
Ser 1999B	6.750%	06-01-30	Aaa	$580	587,117

Louisiana Local Government
Environmental Facilities
Community Development Auth,
Rev Westlake Chemical Corp	6.750	11-01-32	BB+	1,500	1,456,905

St. John Baptist Parish,
Rev Marathon Oil Corp Ser 2007A	5.125	06-01-37	BBB+	2,000	1,739,880

Maryland 0.97%					4,153,200

Municipal Mortgage & Equity LLC,
Bond (S)	6.875	06-30-49	A3	4,000	4,153,200

Massachusetts 5.71%					24,497,845

Massachusetts Bay
Transportation Auth,
Rev Ref Cap Apprec Ser 2007A-2	Zero	07-01-26	AAA	13,595	4,565,065

Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	8,000	8,356,880

Massachusetts Health &
Educational Facilities Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	AA	3,500	4,375,350
Rev Preref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	1,915	2,086,239
Rev Ref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	85	85,787

Massachusetts Special Obligation
Dedicated Tax,
Rev Ref Spec Oblig	5.500	01-01-27	A	5,000	4,953,300

Massachusetts Water Pollution
Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,224

Michigan 0.23%					969,880

Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A	6.000	07-01-35	BBB	1,000	969,880

Minnesota 0.80%					3,450,015

St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig Group
Ser 2000A	5.875	05-01-30	Aaa	2,000	2,064,000

St. Paul Housing &
Redevelopment Auth,
Rev Healtheast Hosp Proj	6.000	11-15-35	BB+	1,500	1,386,015

Missouri 0.25%					1,080,038

Fenton, City of,
Rev Ref Tax Increment Imp Gravois
Bluffs (G)	7.000	10-01-21	AAA	955	1,080,038

See notes to financial statements

Semiannual report | Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Nebraska 0.32%					$1,355,124

Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B	6.200%	02-01-17	Aa2	$1,200	1,355,124

Nevada 0.01%					25,082

Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A	6.750	07-01-09	AA+	25	25,082

New Hampshire 0.30%					1,280,250

New Hampshire Health & Education
Facilities Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,280,250

New Jersey 3.78%					16,225,080

New Jersey Economic
Development Auth,
Rev Cigarette Tax	5.500	06-15-24	BBB	3,000	2,800,800
Rev Ref Newark Airport
Marriot Hotel	7.000	10-01-14	Ba1	2,000	2,017,500

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry
Hill Proj (G)	8.000	07-01-27	CCC	1,120	1,113,280

New Jersey Tobacco Settlement
Financing Corp,
Rev Preref Asset Backed Bond	6.750	06-01-39	AAA	5,000	5,771,500
Rev Preref Asset Backed Bond	6.250	06-01-43	AAA	4,000	4,522,000

New Mexico 0.47%					2,013,420

Farmington, City of,
Rev Ref Poll Control Tucson Elec
Pwr Co Ser 1997A	6.950	10-01-20	B+	2,000	2,013,420

New York 8.82%					37,864,634

Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001B	5.875	11-01-11	A3	495	511,152

New York, City of,
Gen Oblig Unltd Ser 1993E (P)	3.750	08-01-21	AAA	1,700,000	1,700,000
Gen Oblig Unltd Ser 1993B-2 (P)	3.750	08-15-20	AAA	1,100	1,100,000
Gen Oblig Unltd Ser A-10 (P)	3.750	08-01-17	AAA	1,000	1,000,000

New York City Industrial
Development Agency,
Rev American Airlines JFK
Intl Arpt	7.625	08-01-25	B	2,500	2,559,275
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	2,000	2,025,980
Rev Ref Terminal One Group
Assn Proj	5.500	01-01-24	BBB+	1,500	1,464,270

New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	365	393,043
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	375	401,768

See notes to financial statements

Tax-Free Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)

New York City Transitional
Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then
14.000%) (O)	Zero	11-01-29	AAA	$5,000	$4,485,350

New York Liberty
Development Corp,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125%	02-15-19	BB–	1,000	948,100

New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd
Generation Ser 1993A	5.750	07-01-09	AA–	1,000	1,021,920
Rev Preref Ser 1990B	7.500	05-15-11	AA–	160	172,008
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA–	1,000	1,069,340
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA–	190	207,556

New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)	9.755	06-15-11	AAA	2,000	2,541,200

New York State Housing
Finance Agency,
Rev Ref State Univ Constr
Ser 1986A	8.000	05-01-11	AAA	1,580	1,709,955

Port Auth of New York &
New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	8,700	8,718,618

Triborough Bridge & Tunnel Auth,
Rev Ser 2006A	5.000	11-15-22	AA–	3,545	3,572,119

Westchester Tobacco Asset
Securitization Corp,
Rev Asset Backed Bond (Zero to
7-15-09, then 6.950%) (O)	Zero	07-15-09	AAA	2,000	2,262,980

Ohio 4.74%					20,345,031

Buckeye Ohio Tobacco Settlement
Financing Auth,
Rev Asset Backed Ser 2007A-2	5.875	06-01-30	BBB	2,000	1,864,880
Rev Asset Backed Sr Bond
Ser 2007A-2	5.125	06-01-24	BBB	5,500	5,095,750

Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A	5.750	01-01-25	AA–	2,500	2,531,825

Milford Exempt Village School
District,
Gen Oblig Unltd	5.500	12-01-30	Aaa	5,275	5,542,126

Ohio State Turnpike Commission,
Rev Ref Bond Ser 2000A (P)	5.500	02-15-20	AA	5,000	5,310,450

Oklahoma 0.48%					2,057,700

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A	7.750	06-01-35	B	2,000	2,057,700

See notes to financial statements

Semiannual report | Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Oregon 0.84%					$3,618,448

Clackamas County School District
No. 12,
Gen Oblig Unltd Ser 2007B	Zero	06-15-28	AAA	$3,130	2,543,000

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000%	01-01-14	BBB–	1,100	1,075,448

Pennsylvania 4.59%					19,702,882

Allegheny County Hospital
Development Auth,
Rev West Penn Hlth Sys Ser 2007A	5.000	11-15-28	BB	3,500	2,838,395

Allegheny County Industrial
Development Auth,
Rev Ref Environmental Imp	5.500	11-01-16	BB+	2,500	2,447,550

Allegheny County
Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills
Proj (G)	5.600	07-01-23	BB+	1,000	908,830

Carbon County Industrial
Development Auth,
Rev Reg Resource Recovery Panther
Creek Partners Proj	6.700	05-01-12	BBB–	4,960	5,169,709

Pennsylvania State Turnpike
Commission,
Rev Ref Bond Ser 2005A	5.250	07-15-30	AAA	5,000	5,085,700

Philadelphia Industrial
Development Auth,
Rev Commercial Dev Marriot
Hotel (G)	7.750	12-01-17	BB	3,250	3,252,698

Puerto Rico 9.82%					42,166,465

Puerto Rico Aqueduct &
Sewer Auth,
Rev Inverse Floater (Gtd) (M)(P)	7.470	07-01-11	AAA	6,500	7,489,560
Rev Ref Pars & Inflos (Gtd)	6.000	07-01-11	AAA	200	215,224

Puerto Rico, Commonwealth of,
Pub Impt Ser A (I)	5.000	07-01-18	Aaa	12,655	13,105,771
Rev Inverse Floater (M)(P)	7.720	07-01-11	AAA	14,000	16,527,560

Puerto Rico Electric Power Auth,
Rev Ref Bond Ser 2007V	5.250	07-01-26	AAA	5,000	4,828,350

Rhode Island 0.24%					1,020,320

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BBB–	1,000	1,020,320

South Dakota 2.30%					9,878,500

South Dakota Educational
Enhancement Funding Corp,
Rev Tobacco Settlement Asset
Backed Bond Ser 2002B	6.500	06-01-32	BBB	10,000	9,878,500

See notes to financial statements

Tax-Free Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Texas 4.20%					$18,027,302

Austin, City of,
Rev Ref Combined Util Sys
Ser 1998	6.750%	11-15-10	AAA	$3,125	3,429,063

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement
Residence Proj	6.300	07-01-32	BBB	1,000	1,124,220

Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	CCC	1,500	1,503,435

Harris, County of,
Gen Oblig Ltd	Zero	08-15-19	AAA	3,000	1,660,140

Houston Independent School
District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A	Zero	09-15-16	AAA	900	600,759

Mission Economic
Development Corp,
Rev Ref Solid Waste Disp 2007A	5.200	04-01-18	B+	1,000	865,350

SA Energy Acquisition Pub
Fac Corp,
Rev Texas Gas Supply	5.500	08-01-27	AA–	5,000	4,607,650

Tarrant County Cultural Education
Facilities,
Rev Ref Texas Health Resources
Ser 2007A	5.000	02-15-26	AA–	2,500	2,299,525

Texas Water Devel Board,
Rev Revolving Fund Sub Lien Ser A	5.000	07-15-27	AAA	2,000	1,937,160

Utah 0.47%					2,010,826

Mountain Regional Water Special
Service District,
Rev Spec Assessment Spec Imp Dist
No. 2002-1 (G)	7.000	12-01-18	BBB+	860	861,806

Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	1,000	1,149,020

Virginia 0.63%					2,688,250

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr
Ser 1998B	Zero	08-15-19	AAA	5,000	2,688,250

Washington 1.66%					7,143,999

Washington Public Power
Supply System,
Rev Ref Nuclear Proj No. 1
Ser 1989B	7.125	07-01-16	AA–	1,500	1,812,915

Washington, State of,
Gen Oblig Unltd Ser 1990A	6.750	02-01-15	AA+	1,000	1,132,540

Washington Tobacco
Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,155	4,198,544

See notes to financial statements

Semiannual report | Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

West Virginia 0.76%					$3,281,941

West Virginia State Hospital
Finance Auth,
Rev Preref Charleston Area
Med Ctr	6.750%	09-01-22	A2	$2,400	2,625,553
Rev Unref Bal Charleston Area
Med Ctr	6.750	09-01-22	A2	600	656,388

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.03%					$137,000

(Cost $137,000)

Joint Repurchase Agreement 0.03%					137,000

Repurchase Agreement with Barclays Plc dated 2-29-08 at
1.800% to be repurchased at $137,021 on 3-3-08,
collateralized by U. S. Treasury Inflation Indexed Bond,
3.875%, due 4-15-29 (valued at $139,740, including interest)			1.800%	$137	137,000

Total investments (Cost $421,234,910)† 101.50%					$435,630,052

Other assets and liabilities, net (1.50%)					($6,428,077)

Total net assets 100.00%					$429,201,975

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Security is part of an inverse floater trust.

(M) Inverse floater bond purchased on secondary market.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,320,480 or 1.71% of the Fund’s net assets as of February 29, 2008.

† The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes was $409,277,307. Gross unrealized appreciation and depreciation of investments aggregated $29,769,351 and $13,345,814, respectively, resulting in net unrealized appreciation of $16,423,537.

See notes to financial statements

Tax-Free Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $421,234,910)	$435,630,052
Cash	169
Receivable for shares sold	1,508,424
Interest receivable	4,946,776
Receivable from affiliates	102,423
Other assets	32,783

Total assets	442,220,627

Liabilities

Payable for shares repurchased	785,753
Interest expense and fees payable on inverse floaters	67,297
Payable for floating rate notes issued	9,740,000
Inverse floater bond swap at value	189,208
Dividends payable	1,639,999
Payable to affiliates
Management fees	196,144
Distribution and service fees	122,328
Other	165,777
Other payables and accrued expenses	112,146

Total liabilities	13,018,652

Net assets

Capital paid-in	431,372,085
Accumulated net realized loss on investments	(18,162,806)
Net unrealized appreciation of investments	14,640,896
Accumulated net investment income	1,351,800

Net assets	$429,201,975

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($407,374,967 ÷ 42,369,496 shares)	$9.61
Class B ($13,693,866 ÷ 1,424,249 shares)[1]	$9.61
Class C ($8,133,142 ÷ 845,902 shares)[1]	$9.61

Maximum offering price per share

Class A2 ($9.61 ÷ 95.5%)	$10.06

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-29-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$12,591,556

Total investment income	12,591,556

Expenses

Investment management fees (Note 3)	1,239,792
Distribution and service fees (Note 3)	651,304
Transfer agent fees (Note 3)	188,532
Accounting and legal services fees (Note 3)	24,152
Interest expense and fees on inverse floaters	177,905
Custodian fees	49,078
Blue sky fees	25,526
Professional fees	25,025
Printing fees	17,290
Trustees’ fees	10,374
Miscellaneous	10,784

Total expenses	2,419,762
Less expense reductions (Note 3)	(5,541)

Net expenses	2,414,221

Net investment income	10,177,335

Realized and unrealized loss

Net realized loss on investments	(381,967)
Change in net unrealized appreciation (depreciation) of investments	(14,710,085)

Net realized and unrealized loss	(15,092,052)

Decrease in net assets from operations	($4,914,717)

1 Semiannual period from 9-1-07 to 2-29-08.

See notes to financial statements

Tax-Free Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-07	2-29-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$21,012,388	$10,177,335
Net realized loss	(660,264)	(381,967)
Change in net unrealized appreciation (depreciation)	(13,017,511)	(14,710,085)

Increase (decrease) in net assets resulting from operations	7,334,613	(4,914,717)

Distributions to shareholders
From net investment income
Class A	(19,973,612)	(9,510,983)
Class B	(689,098)	(279,421)
Class C	(255,262)	(144,402)

	(20,917,972)	(9,934,806)

From Fund share transactions (Note 4)	(15,389,465)	(13,588,239)

Total decrease	(28,972,824)	(28,437,762)

Net assets

Beginning of period	486,612,561	457,639,737

End of period[2]	$457,639,737	$429,201,975

1 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

2 Includes accumulated net investment income of $1,109,271 and $1,351,800, respectively.

See notes to financial statements

Semiannual report | Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-03 [1]	8-31-04 [1]	8-31-05 [1]	8-31-06	8-31-07	2-29-08 [2]

Per share operating performance

Net asset value, beginning of period	$10.40	$9.96	$10.22	$10.41	$10.24	$9.95
Net investment income[3]	0.53	0.49	0.48	0.47	0.45	0.23
Net realized and unrealized gain
(loss) on investments	(0.45)	0.26	0.19	(0.18)	(0.29)	(0.35)
Total from investment operations	0.08	0.75	0.67	0.29	0.16	(0.12)
Less distributions
From net investment income	(0.52)	(0.49)	(0.48)	(0.46)	(0.45)	(0.22)
Net asset value, end of period	$9.96	$10.22	$10.41	$10.24	$9.95	$9.61
Total return[4] (%)	0.70 [5]	7.70 [5]	6.72	2.87 [5]	1.55 [5]	(1.23) [5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$507	$492	$487	$459	$434	$407
Ratio (as a percentage of
average net assets):
Expenses excluding interest
and fees	0.98	0.97	0.99	0.96	0.95	0.95 [7]
Interest and fees	—	—	—	—	0.08	0.08 [7]
Expenses net of fee waivers, if any	0.97	0.96	0.99	0.96	1.03	1.03 [7]
Expenses net of all fee waivers
and credits	0.97	0.96	0.99	0.96	1.03	1.03 [7]
Net investment income	5.11	4.87	4.71	4.54	4.45	4.55 [7]
Portfolio turnover (%)	23	49	32	54	40	18 [6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Tax-Free Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-03 [1]	8-31-04 [1]	8-31-05 [1]	8-31-06	8-31-07	2-29-08 [2]

Per share operating performance

Net asset value, beginning of period	$10.40	$9.96	$10.22	$10.41	$10.24	$9.95
Net investment income[3]	0.45	0.42	0.41	0.39	0.38	0.19
Net realized and unrealized gain
(loss) on investments	(0.45)	0.26	0.18	(0.18)	(0.30)	(0.34)
Total from investment operations	0.00	0.68	0.59	0.21	0.08	(0.15)
Less distributions
From net investment income	(0.44)	(0.42)	(0.40)	(0.38)	(0.37)	(0.19)
Net asset value, end of period	$9.96	$10.22	$10.41	$10.24	$9.95	$9.61
Total return[4] (%)	(0.05) [5]	6.89 [5]	5.93	2.10 [5]	0.80 [5]	(1.61) [5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$49	$39	$32	$21	$16	$14
Ratio (as a percentage of
average net assets):
Expenses excluding interest
and fees	1.73	1.73	1.74	1.71	1.70	1.71 [7]
Interest and fees	—	—	—	—	0.08	0.07 [7]
Expenses net of fee waivers, if any	1.72	1.72	1.74	1.71	1.78	1.78 [7]
Expenses net of all fee waivers
and credits	1.72	1.72	1.74	1.71	1.78	1.78 [7]
Net investment income	4.36	4.11	3.96	3.79	3.69	3.80 [7]
Portfolio turnover (%)	23	49	32	54	40	18 [6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-03 [1]	8-31-04 [1]	8-31-05 [1]	8-31-06	8-31-07	2-29-08 [2]

Per share operating performance

Net asset value, beginning of period	$10.40	$9.96	$10.22	$10.41	$10.24	$9.95
Net investment income[3]	0.45	0.42	0.41	0.39	0.37	0.19
Net realized and unrealized gain
(loss) on investments	(0.45)	0.26	0.18	(0.18)	(0.29)	(0.34)
Total from investment operations	0.00	0.68	0.59	0.21	0.08	(0.15)
Less distributions
From net investment income	(0.44)	(0.42)	(0.40)	(0.38)	(0.37)	(0.19)
Net asset value, end of period	$9.96	$10.22	$10.41	$10.24	$9.95	$9.61
Total return[4] (%)	(0.05) [5]	6.89 [5]	5.93	2.10 [5]	0.80 [5]	(1.61) [5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$8	$7	$7	$7	$8
Ratio (as a percentage of
average net assets):
Expenses excluding interest
and fees	1.73	1.72	1.74	1.71	1.70	1.70 [7]
Interest and fees	—	—	—	—	0.08	0.08 [7]
Expenses net of fee waivers, if any	1.72	1.71	1.74	1.71	1.78	1.78 [7]
Expenses net of all fee waivers
and credits	1.72	1.71	1.74	1.71	1.78	1.78 [7]
Net investment income	4.35	4.11	3.96	3.79	3.70	3.81 [7]
Portfolio turnover (%)	23	49	32	54	40	18 [6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Tax-Free Bond Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Tax-Free Bond Fund (the Fund) is a diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such

Semiannual report | Tax-Free Bond Fund

values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. Effective February 29, 2008, the credit line increased to $150 million. The Fund had no borrowing activity under the line of credit during the period ended February 29, 2008.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument

Tax-Free Bond Fund | Semiannual report

in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes.

The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to a trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after trade date.

The weighted average outstanding daily balance of the floating rate notes issued during the period ended February 29, 2008 was approximately $9,740,000 with a weighted average interest rate of 3.65%.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $14,525,936 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: August 31, 2011 — $7,431,104, August 31, 2012 —$6,837,618 and August 31, 2015 — $257,214.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes , an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss as reported in the Statement of Operations for a fiscal period.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2007, the tax character

Semiannual report | Tax-Free Bond Fund

of distributions paid was as follows: ordinary income $14,449 and tax exempt income $20,903,523. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund’s average daily net assets in excess of $1,000,000,000. The effective rate for the period ended February 29, 2008 is 0.55% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $438.

Class A shares are assessed up-front sales charges. During the period ended February 29, 2008, JH Funds received net up-front sales charges of $85,718 with regard to sales of Class A shares. Of this amount, $10,541 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $54,285 was paid as sales commissions to unrelated broker-dealers and $20,892 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 29, 2008, CDSCs received by JH Funds amounted to $7,275 for Class B shares and $0 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc.

Tax-Free Bond Fund | Semiannual report

(Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.00 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $5,103 for transfer agent credits earned.

Class level expenses for the period ended February 29, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$178,986	$536,311
Class B	6,324	75,948
Class C	3,222	39,045
Total	$188,532	$651,304

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $24,152 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Tax-Free Bond Fund

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended August 31, 2007, and the period ended February 29, 2008, along with the corresponding dollar value.

		Year ended 8-31-07	Period ended 2-29-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,034,449	$20,755,106	1,049,847	$10,559,259
Distributions reinvested	1,429,483	14,585,320	704,698	7,038,879
Repurchased	(4,598,208)	(46,872,840)	(3,029,817)	(30,418,513)
Net decrease	(1,134,276)	($11,532,414)	(1,275,272)	($12,820,375)

Class B shares

Sold	91,785	$938,458	72,727	$737,652
Distributions reinvested	42,045	429,254	17,881	178,650
Repurchased	(585,219)	(5,971,686)	(270,162)	(2,719,294)
Net decrease	(451,389)	($4,603,974)	(179,554)	($1,802,992)

Class C shares

Sold	200,261	$2,026,548	140,675	$1,414,684
Distributions reinvested	15,230	155,331	10,005	99,881
Repurchased	(140,322)	(1,434,956)	(47,666)	(479,437)
Net increase	75,169	$746,923	103,014	$1,035,128

Net decrease	(1,510,496)	($15,389,465)	(1,351,812)	($13,588,239)

1Semiannual period from 9-1-07 to 2-29-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 29, 2008, aggregated $79,304,540 and $93,519,615, respectively.

Tax-Free Bond Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Tax-Free
Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Tax-Free Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to

Semiannual report | Tax-Free Bond Fund

compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the 5- and 10-year periods under review, the Fund’s performance was lower than the performance of the Peer Group and Category medians and the performance of the benchmark index. The Board viewed favorably that the Fund’s performance during the 1- and 3-year periods under review was higher than the performance of the Peer Group and Category medians, and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was not appreciably higher than the Peer Group and Category medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Ratio was lower than the Peer Group and higher than the Category median. The Board noted that the Fund’s Net Ratio was higher than the Peer Group and Category medians. The Board also noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Tax-Free Bond Fund | Semiannual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Tax-Free Bond Fund

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www. jhfunds. com/proxy	www. sec. gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P. O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	MFC Global Investment	Boston, MA 02111-2950
Thomas M. Kinzler	Management (U. S. ), LLC
Secretary and Chief Legal Officer	101 Huntington Avenue
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www. jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P. O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Tax-Free Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www. jhfunds.com

Now available: electronic delivery
www. jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.	520SA	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

John Hancock

MUTUAL FUNDS

John Hancock
High Yield Municipal Bond Fund

Semiannual Report

2.29.08

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)					SEC 30-
											day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	2-29-08

A	12-31-93	–9.12%	3.44%	3.21%	—	–6.58%	–9.12%	18.40%	37.10%	—	4.82%

B	8-25-86	–10.11	3.28	3.07	—	–7.34	–10.11	17.53	35.31	—	4.26

C	4-1-99	–6.49	3.61	—	2.84%	–3.52	–6.49	19.42	—	28.36%	4.25

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.33%, Class B — 2.08%, Class C — 2.08% . The expenses, excluding interest expense, are as follows: Class A — 1.03%, Class B — 1.88%, Class C — 1.88% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

High Yield Municipal Bond Fund | Semiannual Report

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in High Yield Municipal Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	2-28-98	$13,531	$13,531	$15,837

C [2]	4-1-99	12,836	12,836	14,900

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 29, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual Repo rt | High Yield Municipal Bond Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[1]

Class A	$1,000.00	$978.10	$6.43

Class B	1,000.00	974.40	10.07

Class C	1,000.00	974.40	10.07

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

High Yield Municipal Bond Fund | Semiannual Report

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[1]

Class A	$1,000.00	$1,018.40	$6.56

Class B	1,000.00	1,014.70	10.27

Class C	1,000.00	1,014.70	10.27

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.31%, 2.06% and 2.06% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Semiannual Repo rt | High Yield Municipal Bond Fund

9

Portfolio summary

Top 10 holdings[1]

Atlanta, City of, 11-01-19, 6.936%	5.7%

Foothill/Eastern Transportation Corridor Agency, 01-01-18, Zero	5.5%

Puerto Rico, Commonwealth of, 07-01-18, 6.600%	4.2%

Massachusetts Health & Educational Facilities Auth, 12-15-31, 9.200%	3.4%

Pocahontas Parkway Association, 08-15-19, Zero	2.9%

San Bernardino, County of, 08-01-17, 5.500%	2.9%

Capital Projects Finance Auth, 08-15-31, 7.850%	2.5%

Gulf Coast Industrial Development Auth, 04-01-28, 8.000%	2.4%

E-470 Public Highway Auth, 09-01-35, Zero	2.4%

Chicago, City of, 06-01-22, 6.750%	2.2%

Sector distribution[1]

General obligation bonds	8%	Industrial development	3%

Revenue bonds		Housing	3%

Health	14%	Economic development	3%

Transportation	9%	Tobacco	2%

Special tax	8%	Water & sewer	2%

Pollution	6%	Other	42%

Quality distribution[1]

AAA	27%

AA	9%

BBB	28%

BB	32%

B	1%

CCC	3%

1As a percentage of net assets on February 29, 2008.

High Yield Municipal Bond Fund | Semiannual Report

10

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 104.46%					$95,847,103

(Cost $95,534,510)

California 15.28%					14,020,916

California Pollution Control
Financing Auth, Rev
Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125%	11-01-23	BBB	$2,000	1,778,880

California, State of, Gen Oblig Ref Daily
Kindergarten Univ Ser 2004A-4 (P)	3.680	05-01-34	AA	600	600,000

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB–	4,000	659,800
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-18	AAA	7,950	5,057,631

Golden State Tobacco
Securitization Corp. ,
Rev Asset Backed Bond Ser 2007A-1	5.000	06-01-33	BBB	1,500	1,236,945

Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,000	1,013,490

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr
Fin Proj	5.500	08-01-17	AAA	2,500	2,664,650

San Diego County Water Auth,
Rev Ref Cert of Part Inverse
Floater (M)(P)	7.991	04-23-08	AA	1,000	1,009,520

Colorado 3.38%					3,097,712

Colorado Health Facilities Auth,
Rev Ref Christian Living Cmnty
Proj Ser 2006A (G)	5.750	01-01-26	BB+	1,000	873,650

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB–	15,700	2,224,062

Delaware 1.14%					1,049,540

Charter MAC Equity Issuer Trust,
Bond (S)	6.000	04-30-19	Aaa	1,000	1,049,540

See notes to financial statements

Semiannual Report | High Yield Municipal Bond Fund

11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Florida 20.93%					$19,200,384

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375%	05-01-34	BB+	$1,055	1,067,228
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,461,487

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	2,000	2,269,860
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,280	1,329,229

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	1,000	1,238,770

Crossings at Fleming Island
Community Development District,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB–	1,000	1,007,170

Grand Haven Community
Development District,
Rev Spec Assessment Ser 1997B (G)	6.900	05-01-19	BBB–	775	775,271

Heritage Harbor North Community
Development District,
Rev Spec Assessment Cap Imp (G)	6.375	05-01-38	BB+	1,250	1,094,675

Main Street Community
Development District,
Rev Bond Ser 2008A (G)(N)	6.800	05-01-38	BB	1,000	959,290

Miami Beach Health
Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr
Ser 2001A	6.125	11-15-11	BB+	755	768,922

Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	750	681,353

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	750	689,715
Rev Spec Assessment Cap Imp (G)	6.250	05-01-34	BB+	1,000	887,580

Poinciana Community
Development District,
Rev Spec Assessment (G)	6.000	05-01-37	BB+	1,000	843,790
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	500	502,465

Seminole Tribe,
Rev Spec Oblig Ser 2007A (S)	5.250	10-01-27	BBB	1,000	877,620

South Kendall Community
Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BBB–	975	870,119

Tolomato Community Development
District,
Rev Spec Assessment (G)	6.450	05-01-23	BB+	1,000	944,510
Rev Spec Assessment (G)	6.650	05-01-40	BB+	1,000	931,330

See notes to financial statements

High Yield Municipal Bond Fund | Semiannual Report

12

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Georgia 12.56%					$11,524,390

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600%	01-01-30	BB+	$1,500	1,301,490
Rev Wtr & Waste Wtr (G)(K)(I)	5.000	11-01-19	AAA	10,000	10,222,900

Illinois 2.24%					2,052,420

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750	06-01-22	BBB+	2,000	2,052,420

Indiana 0.68%					621,888

St. Joseph, County of,
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-26	BB+	230	210,025
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-38	BB+	475	411,863

Iowa 0.26%					233,961

Iowa Finance Auth,
Rev Ref Hlth Care Facil Care
Initiatives Proj	9.250	07-01-25	AAA	195	233,961

Louisiana 1.06%					971,270

Local Government Environmental
Facilities Community
Development Auth,
Rev Bond	6.750	11-01-32	BB+	1,000	971,270

Maryland 1.72%					1,576,750

Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls Proj (G)	5.250	07-01-35	BB+	1,000	787,000
Spec Oblig National Harbor Proj (G)	5.200	07-01-34	BBB	1,000	789,750

Massachusetts 7.66%					7,028,641

Massachusetts Development
Finance Agency,
Rev Linden Ponds Facil
Ser 2007A (G)	5.750	11-15-42	BB+	1,500	1,253,190
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,700	1,637,321

Massachusetts Health &
Educational Facilities Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	AA	2,500	3,125,250
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BB+	1,000	1,012,880

Minnesota 1.03%					943,920

North Oaks Senior Housing,
Rev Presbyterian Homes (G)	6.000	10-01-27	BB–	1,000	943,920

Missouri 0.96%					884,810

Branson Regional Airport,
Rev Bond Ser 2007B (G)	6.000	07-01-25	BB–	1,000	884,810

See notes to financial statements

Semiannual Report | High Yield Municipal Bond Fund

13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New Jersey 5.49%					$5,041,330

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry
Hill Proj (G)	8.000%	07-01-27	CCC	$1,250	1,242,500
Rev Ref St Peters Univ Hosp
Ser 2000A	6.875	07-01-30	BBB–	1,000	1,011,340

New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond	6.250	06-01-43	AAA	1,000	1,130,500
Rev Bond Ser 2007A	5.000	06-01-41	BBB	2,080	1,656,990
New York 5.18%					4,756,383

New York, City of,
Gen Oblig Unltd Ser 1993B-2 (P)	3.750	08-15-20	AAA	200	200,000

New York City Industrial
Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	1,500	1,519,485
Rev Spec Facil Rev British
Airways Plc Proj	5.250	12-01-32	BB+	1,000	766,660

New York City Municipal Water
Finance Auth,
Rev Wtr & Swr Sys Ser 2000C (P)	3.780	06-15-33	AA+	700	700,000
Rev Wtr & Swr Sys Ser 2003F
Subser F-2 (P)	3.780	06-15-35	AA+	540	540,000

New York Liberty
Development Corp. ,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB–	500	474,050

Port Auth of New York &
New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	555	556,188

Ohio 2.47%					2,270,650

Buckeye Tobacco Settlement
Financing Auth,
Rev Asset Backed Sr Bond
Ser 2007A-2	5.750	06-01-34	BBB	2,000	1,807,400
Rev Asset Backed Sr Bond
Ser 2007A-2	5.125	06-01-24	BBB	500	463,250

Oklahoma 1.12%					1,028,850

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	1,000	1,028,850

Oregon 1.69%					1,554,481

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB–	1,105	1,080,336
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-16	BBB–	500	474,145

See notes to financial statements

High Yield Municipal Bond Fund | Semiannual Report

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F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Pennsylvania 0.88%					$810,970

Allegheny County Hospital
Development Auth,
Rev West Penn Hlth Sys Ser 2007A	5.000%	11-15-28	BB	$1,000	810,970

Puerto Rico 3.94%					3,612,098

Puerto Rico, Commonwealth of,
Pub Impt Ser A (I)	5.000	07-01-18	Aaa	3,345	3,612,098

Rhode Island 0.50%					454,042

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BBB–	445	454,042

South Carolina 0.87%					799,560

Lancaster, County of,
Rev Assessment Edenmoor Imp Dist
Ser 2006A (G)	5.750	12-01-37	BB	1,000	799,560

Tennessee 1.29%					1,183,230

Johnson City Health & Educational
Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States
Hlth Ser 2000A	7.500	07-01-33	BBB+	1,000	1,183,230

Texas 4.80%					4,405,420

Bexar County Health Facilities
Development Corp. ,
Rev Ref Army Retirement
Residence Proj	6.300	07-01-32	BBB	150	168,633

Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	CCC	1,000	1,002,290

Gulf Coast Industrial
Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj	8.000	04-01-28	Baa3	2,100	2,231,397

Metro Health Facilities
Development Corp. ,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	Ba3	1,000	1,003,100

Virginia 5.38%					4,932,640

Peninsula Ports Auth,
Rev Ref Baptist Homes Res Care
Facility Ser 2006C (G)	5.375	12-01-26	BB–	1,000	841,440

Pocahontas Parkway Assoc. ,
Rev Toll Rd Cap Apprec Sr
Ser 1998B	Zero	08-15-19	AAA	5,000	2,688,250
Rev Toll Rd Cap Apprec Sr
Ser 1998B	Zero	08-15-30	AAA	5,000	1,402,950

Washington 1.00%					919,537

Washington Tobacco
Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	910	919,537

See notes to financial statements

Semiannual Report | High Yield Municipal Bond Fund

15

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Wyoming 0.95%					$871,310

Sweetwater, County of,
Rev Ref Solid Waste Disposal FMC
Corp Proj	5.600%	12-01-35	BBB	$1,000	871,310

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.41%					$379,000

(Cost $379,000)

Joint Repurchase Agreement 0.41%					379,000

Repurchase Agreement with Barclays Plc dated 2-29-08
at 1.800% to be repurchased at $379,057 on 3-3-08,
collateralized by U. S. Treasury Inflation Indexed
Bond 3.875%, due 4-15-29 (valued at $386,580,
including interest)			1.800%	$379	379,000

Total investments (Cost $95,913,510)† 104.87%					$96,226,103

Other assets and liabilities, net (4.87%)					($4,470,608)

Total net assets 100.00%					$91,755,495

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Security is part of an inverse floater trust.

(K) Private placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a private placement security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a private placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown below:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	February 29, 2008

Atlanta, City of,
Rev Wtr & Waste Wtr	09-22-04	$10,720,900	11.14%	$10,222,900

(M) Inverse floater bond purchased on secondary market.

(N) This security having an aggregate value of $959,290 or 1.05% of the Fund’s net assets, has been purchased as a forward commitment — that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

See notes to financial statements

High Yield Municipal Bond Fund | Semiannual Report

16

F I N A N C I A L   S T A T E M E N T S

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,927,160 or 2.10% of the Fund’s net assets as of February 29, 2008.

† The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes was $90,916,241. Gross unrealized appreciation and depreciation of investments aggregated $4,501,195 and $3,989,376, respectively, resulting in net unrealized appreciation of $511,819.

See notes to financial statements

Semiannual Report | High Yield Municipal Bond Fund

17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $95,913,510)	$96,226,103
Cash	209
Inverse floater bond swap at value	201,957
Receivable for shares sold	691,542
Interest receivable	1,429,310
Receivable from affiliates	21,505
Other assets	16,162

Total assets	98,586,788

Liabilities

Payable for settlements of investments purchased on a when-issued basis	1,000,944
Payable for shares repurchased	256,001
Interest expense and fees payable on inverse floaters	43,108
Payable for floating rate notes issued	5,000,000
Dividends payable	365,898
Payable to affiliates
Management fees	46,482
Distribution and service fees	38,083
Other	36,750
Other payables and accrued expenses	44,027

Total liabilities	6,831,293

Net assets

Capital paid-in	106,059,175
Accumulated net realized loss on investments	(14,536,726)
Net unrealized appreciation of investments	203,091
Accumulated net investment income	29,955

Net assets	$91,755,495

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($68,301,515 ÷ 8,592,711 shares)	$7.95
Class B ($8,842,764 ÷ 1,112,483 shares)[1]	$7.95
Class C ($14,611,216 ÷ 1,838,115 shares)[1]	$7.95

Maximum offering price per share

Class A2 ($7.95 ÷ 95.5%)	$8.32

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

High Yield Municipal Bond Fund | Semiannual Report

18

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-29-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$2,893,109

Total investment income	2,893,109

Expenses

Investment management fees (Note 3)	282,330
Distribution and service fees (Note 3)	195,069
Transfer agent fees (Note 3)	29,669
Accounting and legal services fees (Note 3)	4,923
Interest expense and fees on inverse floaters	92,327
Printing fees	22,008
Professional fees	19,385
Blue sky fees	16,934
Custodian fees	15,961
Trustees’ fees	2,138
Miscellaneous	4,004

Total expenses	684,748
Less expense reductions (Note 3)	(981)

Net expenses	683,767

Net investment income	2,209,342

Realized and unrealized loss

Net realized loss on investments	(1,178,748)
Change in net unrealized appreciation (depreciation) of investments	(3,303,936)

Net realized and unrealized loss	(4,482,684)

Decrease in net assets from operations	($2,273,342)

1 Semiannual period from 9-1-07 to 2-29-08.

See notes to financial statements

Semiannual Report | High Yield Municipal Bond Fund

19

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-07	2-29-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$4,495,676	$2,209,342
Net realized loss	(500,700)	(1,178,748)
Change in net unrealized appreciation (depreciation)	(3,372,287)	(3,303,936)

Increase (decrease) in net assets resulting from operations	622,689	(2,273,342)

Distributions to shareholders
From net investment income
Class A	(3,535,927)	(1,726,152)
Class B	(525,790)	(203,715)
Class C	(387,413)	(236,283)

	(4,449,130)	(2,166,150)

From Fund share transactions (Note 4)	(3,476,825)	5,672,262

Total increase (decrease)	(7,303,266)	1,232,770

Net assets

Beginning of period	97,825,991	90,522,725

End of period[2]	$90,522,725	$91,755,495

1 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

2 Includes accumulated (distributions in excess of) net investment of ($13,237) and $29,955, respectively.

See notes to financial statements

High Yield Municipal Bond Fund | Semiannual Report

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-03 [1]	8-31-04 [1]	8-31-05 [1]	8-31-06	8-31-07	2-29-08 [2]

Per share operating performance

Net asset value, beginning of period	$8.43	$8.14	$8.27	$8.62	$8.68	$8.33
Net investment income[3]	0.51	0.47	0.43	0.42	0.41	0.20
Net realized and unrealized gain
(loss) on investments	(0.29)	0.12	0.35	0.05	(0.35)	(0.38)
Total from investment operations	0.22	0.59	0.78	0.47	0.06	(0.18)
Less distributions
From net investment income	(0.51)	(0.46)	(0.43)	(0.41)	(0.41)	(0.20)
Net asset value, end of period	$8.14	$8.27	$8.62	$8.68	$8.33	$7.95
Total return[4] (%)	2.63 [5]	7.41 [5]	9.64	5.61 [5]	0.60 [5]	(2.19) [5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$71	$69	$72	$72	$71	$68
Ratio (as a percentage of average
net assets):
Expenses excluding interest
and fees	1.11	1.10	1.14	1.09	1.13	1.11 [7]
Interest and fees	—	—	—	—	0.20	0.20 [7]
Expenses net of fee waivers, if any	1.09	1.09	1.14	1.09	1.33	1.31 [7]
Expenses net of all fee waivers
and credits	1.09	1.09	1.14	1.09	1.33	1.31 [7]
Net investment income	6.16	5.67	5.09	4.71	4.77	4.97 [7]
Portfolio turnover (%)	35	57	65	52	63	25 [6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual Report | High Yield Municipal Bond Fund

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-03 [1]	8-31-04 [1]	8-31-05 [1]	8-31-06	8-31-07	2-29-08 [2]

Per share operating performance

Net asset value, beginning of period	$8.43	$8.14	$8.27	$8.62	$8.68	$8.33
Net investment income[3]	0.45	0.41	0.37	0.36	0.35	0.17
Net realized and unrealized gain
(loss) on investments	(0.30)	0.12	0.35	0.04	(0.36)	(0.38)
Total from investment operations	0.15	0.53	0.72	0.40	(0.01)	(0.21)
Less distributions
From net investment income	(0.44)	(0.40)	(0.37)	(0.34)	(0.34)	(0.17)
Net asset value, end of period	$8.14	$8.27	$8.62	$8.68	$8.33	$7.95
Total return[4] (%)	1.87 [5]	6.62 [5]	8.84	4.83 [5]	(0.15) [5]	(2.56) [5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$37	$31	$24	$16	$11	$9
Ratio (as a percentage of average
net assets):
Expenses excluding interest
and fees	1.86	1.84	1.87	1.84	1.88	1.86 [7]
Interest and fees	—	—	—	—	0.20	0.20 [7]
Expenses net of fee waivers, if any	1.84	1.83	1.87	1.84	2.08	2.06 [7]
Expenses net of all fee waivers
and credits	1.84	1.83	1.87	1.84	2.08	2.06 [7]
Net investment income	5.41	4.93	4.35	4.11	4.05	4.22 [7]
Portfolio turnover (%)	35	57	65	52	63	25 [6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-03 [1]	8-31-04 [1]	8-31-05 [1]	8-31-06	8-31-07	2-29-08 [2]

Per share operating performance

Net asset value, beginning of period	$8.43	$8.14	$8.27	$8.62	$8.68	$8.33
Net investment income[3]	0.44	0.40	0.36	0.35	0.34	0.17
Net realized and unrealized gain
(loss) on investments	(0.29)	0.13	0.36	0.05	(0.35)	(0.38)
Total from investment operations	0.15	0.53	0.72	0.40	(0.01)	(0.21)
Less distributions
From net investment income	(0.44)	(0.40)	(0.37)	(0.34)	(0.34)	(0.17)
Net asset value, end of period	$8.14	$8.27	$8.62	$8.68	$8.33	$7.95
Total return[4] (%)	1.87 [5]	6.61 [5]	8.82	4.83 [5]	(0.15) [5]	(2.56) [5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$8	$8	$9	$9	$15
Ratio (as a percentage of average
net assets):
Expenses excluding interest
and fees	1.86	1.84	1.89	1.84	1.88 [7]	1.86 [7]
Interest and fees	—	—	—	—	0.20	0.20 [7]
Expenses net of fee waivers, if any	1.84	1.83	1.89	1.84	2.08	2.06 [7]
Expenses net of all fee waivers
and credits	1.84	1.83	1.89	1.84	2.08	2.06 [7]
Net investment income	5.38	4.88	4.33	4.09	4.02	4.23 [7]
Portfolio turnover (%)	35	57	65	52	63	25 [6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

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Notes to financial statements (unaudited)

Note 1
Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a non-diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon

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such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. Effective February 29, 2008, the credit line increased to $150 million. The Fund had no borrowing activity under the line of credit during the period ended February 29, 2008.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution,

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or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes.

The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to a trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after trade date.

The weighted average outstanding daily balance of the floating rate notes issued during the period ended February 29, 2008 was approximately $5,000,000 with a weighted average interest rate of 3.69% .

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,318,581 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: August 31, 2008 —$3,756,798, August 31, 2010 — $1,227,272, August 31, 2011 — $2,540,698, August 31, 2012 — $2,816,241, August 31, 2013 —$1,681,342, August 31, 2014 — $119,574 and August 31, 2015 — $1,176,656.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes , an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss as reported in the Statement of Operations for a fiscal period.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2007, the tax character of

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distributions paid was as follows: ordinary income $16,035 and tax exempt income $4,433,095. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund’s average daily net asset value in excess of $150,000,000. The effective rate for the period ended February 29, 2008 is 0.61% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $305.

Class A shares are assessed up-front sales charges. During the period ended February 29, 2008, JH Funds received net up-front sales charges of $44,481 with regard to sales of Class A shares. Of this amount, $5,334 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $37,570 was paid as sales commissions to unrelated broker-dealers and $1,577 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 29, 2008, CDSCs received by JH Funds amounted to $8,895 for Class B shares and $808 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary

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of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.00 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $676 for transfer agent credits earned.

Class level expenses for the period ended February 29, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$22,812	$88,471
Class B	3,200	49,416
Class C	3,657	57,182
Total	$29,669	$195,069

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $4,923 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended August 31, 2007, and the period ended February 29, 2008, along with the corresponding dollar value.

		Year ended 8-31-07	Period ended 2-29-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,580,206	$13,718,967	896,675	$7,477,387
Distributions reinvested	199,960	1,732,127	105,109	870,112
Repurchased	(1,666,172)	(14,391,723)	(872,677)	(7,233,831)
Net increase	113,994	$1,059,371	129,107	$1,113,668

Class B shares

Sold	124,185	$1,074,189	66,991	$555,094
Distributions reinvested	26,263	227,789	11,362	94,143
Repurchased	(732,391)	(6,367,545)	(239,555)	(2,003,003)
Net decrease	(581,943)	($5,065,567)	(161,202)	($1,353,766)

Class C shares

Sold	232,043	$2,019,466	1,001,679	$8,343,604
Distributions reinvested	23,094	199,968	14,874	122,925
Repurchased	(195,597)	(1,690,063)	(306,410)	(2,554,169)
Net increase	59,540	$529,371	710,143	$5,912,360

Net increase (decrease)	(408,409)	($3,476,825)	678,048	$5,672,262

1Semiannual period from 9-1-07 to 2-29-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 29, 2008, aggregated $27,713,863 and $22,831,229, respectively.

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Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock High Yield
Municipal Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock High Yield Municipal Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

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compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the 10-year period under review, the Fund’s performance was lower than the performance of the Peer Group and Category medians, and its benchmark index. The Board noted that the Fund’s performance during the five-year period under review was lower than the performance of the Category median, but higher than the performance of the Peer Group and benchmark index. The Board also noted that the Fund’s performance during the three-year period was higher than the performance of the Peer Group and Category medians, and the benchmark index. The Board noted that the Fund’s more recent performance for the one-year period ended December 31, 2006 was lower than the Category median but equal to the Peer Group median, and higher than its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was not appreciably higher than the Peer Group and Category medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Peer Group and Category medians. The Board also noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded

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that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

High Yield Municipal Bond Fund | Semiannual Report

32

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www. jhfunds.com/proxy	www. sec. gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P. O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	MFC Global Investment	Boston, MA 02111-2950
Thomas M. Kinzler	Management (U. S. ), LLC
Secretary and Chief Legal Officer	101 Huntington Avenue
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www. jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P. O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual Repo rt | High Yield Municipal Bond Fund

33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www. jhfunds.com

Now available: electronic delivery
www. jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	590SA	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 29, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 23, 2008